Note 15 - IncomeTax (Detail) - Provision for (recovery of) income tax (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred
Deferred	$ (18,660)	$ (64,512)	$ (7,440)
Total	20,304	(26,807)	29,228
Canada [Member]
Current
Current	5,849	4,630	4,758
Deferred
Deferred	364	(275)	(5,441)
United States [Member]
Current
Current	18,851	21,625	24,667
Deferred
Deferred	(15,993)	(63,049)	29
Australia [Member]
Current
Current	8,526	7,206	6,795
Deferred
Deferred	(743)	(729)	(1,418)
Foreign Tax Authority [Member]
Current
Current	4,729	3,708	448
Deferred
Deferred	(1,279)	77	(610)
Current Income Tax [Member]
Current
Current	37,955	37,169	36,668
Deferred Income Tax [Member]
Deferred
Deferred	$ (17,651)	$ (63,976)	$ (7,440)